Consolidated Statement of Changes in Equity SFr in Millions, $ in Millions	USD ($)	Share capital USD ($)	Share premium USD ($)	Treasury shares USD ($)	Treasury shares CHF (SFr)	Retained earnings USD ($)	Other comprehensive income recognized directly in equity, net of tax USD ($)	of which: foreign currency translation USD ($)	of which: financial assets at fair value through other comprehensive income USD ($)	of which: cash flow hedges USD ($)	Total equity attributable to shareholders USD ($)	Non-controlling interests USD ($)	UBS AG USD ($)	UBS AG Share capital USD ($)	UBS AG Share premium USD ($)	UBS AG Retained earnings USD ($)	UBS AG Other comprehensive income recognized directly in equity, net of tax USD ($)	UBS AG of which: foreign currency translation USD ($)	UBS AG of which: financial assets at fair value through other comprehensive income USD ($)	UBS AG of which: cash flow hedges USD ($)	UBS AG Total equity attributable to shareholders USD ($)	UBS AG Non-controlling interests USD ($)
Balance at Dec. 31, 2019	$ 54,675	$ 338	$ 18,064	$ (3,326)		$ 34,122	$ 5,303	$ 4,028	$ 14	$ 1,260	$ 54,501	$ 174	$ 53,896	$ 338	$ 24,659	$ 23,419	$ 5,306	$ 4,032	$ 14	$ 1,260	$ 53,722	$ 174
Statement Of Changes In Equity [Table]
Acquisition of treasury shares	(1,584)			(1,584)							(1,584)
Delivery of treasury shares under share-based compensation plans	90		(628)	719							90
Other disposal of treasury shares	112		(11)	123							112
Premium on shares issued and warrants exercised													(4)		(4)						(4)
Share-based compensation expensed in the income statement	691		691								691
Tax (expense) / benefit	18		18								18		1		1						1
Dividends	(2,613)		(1,304)			(1,304)					(2,607)	(6)	(3,854)			(3,848)					(3,848)	(6)
Translation effects recognized directly in retained earnings	0					(49)	49		0	49	0		0			(49)	49		0	49	0
Share of changes in retained earnings of associates and joint ventures	(40)					(40)					(40)		(40)			(40)					(40)
New consolidations / (deconsolidations) and other increases / (decreases)	103		(76)				65	65			(12)	115	103		(76)		65	65			(12)	115
Total comprehensive income for the year	8,312					6,046	2,230	1,095	136	1,011	8,276	36	7,970			5,769	2,165	1,030	136	1,011	7,934	36
of which: net profit / (loss)	6,572					6,557					6,557	15	6,211			6,196					6,196	15
of which: OCI, net of tax	1,740					(511)	2,230	1,095	136	1,011	1,719	21	1,759			(427)	2,165	1,030	136	1,011	1,738	21
Balance at Dec. 31, 2020	59,765	338	16,753	(4,068)		38,776	7,647	5,188	151	2,321	59,445	319	58,073	338	24,580	25,251	7,585	5,126	151	2,321	57,754	319
Statement Of Changes In Equity [Table]
Acquisition of treasury shares	(3,521)			(3,521)							(3,521)
Delivery of treasury shares under share-based compensation plans	114		(675)	789							114
Other disposal of treasury shares	88		7	81							88
Cancelation of treasury shares related to the share repurchase program	0	(16)	(236)	2,044		(1,792)					0
Premium on shares issued and warrants exercised													(7)		(7)						(7)
Share-based compensation expensed in the income statement	643		643								643
Tax (expense) / benefit	(88)		(88)								(88)		(102)		(102)						(102)
Dividends	(1,305)		(651)			(651)					(1,301)	(4)	(4,542)			(4,539)					(4,539)	(4)
Equity classified as obligation to purchase own shares	(7)		(7)								(7)
Translation effects recognized directly in retained earnings	0					18	(18)		0	(18)	0		0			18	(18)		0	(18)	0
Share of changes in retained earnings of associates and joint ventures	1					1					1		1			1					1
New consolidations / (deconsolidations) and other increases / (decreases)	193		182								182	12	193		182						182	12
Total comprehensive income for the year	5,119					7,499	(2,393)	(535)	(157)	(1,675)	5,106	13	4,826			7,180	(2,368)	(510)	(157)	(1,675)	4,813	13
of which: net profit / (loss)	7,486					7,457					7,457	29	7,061			7,032					7,032	29
of which: OCI, net of tax	(2,367)					42	(2,393)	(535)	(157)	(1,675)	(2,351)	(16)	(2,235)			148	(2,368)	(510)	(157)	(1,675)	(2,220)	(16)
Equity attributable to shareholders at the end of the period at Dec. 31, 2021	60,662												58,102
Balance at Dec. 31, 2021	61,002	322	15,928	(4,675)		43,851	5,236	4,653	(7)	628	60,662	340	58,442	338	24,653	27,912	5,200	4,617	(7)	628	58,102	340
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	340												340
Acquisition of treasury shares	(6,262)			(6,262)							(6,262)
Delivery of treasury shares under share-based compensation plans	115		(763)	879							115
Other disposal of treasury shares	163		(1)	164							163
Cancelation of treasury shares related to the share repurchase program	0	(18)	(1,502)	3,022	SFr 2,775	(1,502)					0
Premium on shares issued and warrants exercised													(14)		(14)						(14)
Share-based compensation expensed in the income statement	716		716								716
Tax (expense) / benefit	13		13								13		5		5						5
Dividends	(1,677)		(834)			(834)					(1,668)	(9)	(4,209)			(4,200)					(4,200)	(9)
Equity classified as obligation to purchase own shares	(15)		(15)								(15)
Translation effects recognized directly in retained earnings	0					69	(69)		0	(69)	0		0			69	(69)		0	(69)	0
Share of changes in retained earnings of associates and joint ventures	0					0					0		0			0					0
New consolidations / (deconsolidations) and other increases / (decreases)	(3)		4			3	(3)		(3)		4	(7)	(3)		4	3	(3)		(3)		4	(7)
Total comprehensive income for the year	3,167					8,415	(5,267)	(525)	6	(4,793)	3,149	18	2,719			7,961	(5,260)	(519)	6	(4,793)	2,701	18
of which: net profit / (loss)	7,661					7,630					7,630	32	7,116			7,084					7,084	32
of which: OCI, net of tax	(4,494)					786	(5,267)	(525)	6	(4,793)	(4,481)	(14)	(4,396)			877	(5,260)	(519)	6	(4,793)	(4,383)	(14)
Equity attributable to shareholders at the end of the period at Dec. 31, 2022	56,876												56,598
Balance at Dec. 31, 2022	57,218	$ 304	$ 13,546	$ (6,874)		$ 50,004	$ (103)	$ 4,128	$ (4)	$ (4,234)	$ 56,876	$ 342	56,940	$ 338	$ 24,648	$ 31,746	$ (133)	$ 4,098	$ (4)	$ (4,234)	$ 56,598	$ 342
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	$ 342												$ 342